SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - Relationship to Entity [Domain] - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended		152 Months Ended	155 Months Ended
	Apr. 08, 2015	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2015	May. 08, 2015	Nov. 30, 2014	May. 31, 2013
Summary Of Significant Accounting Policy [Line Items]
Common Stock, Shares, Outstanding			3,142,737		3,092,766	2,932,501	3,092,766	3,142,737
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Stockholders' Equity, Reverse Stock Split			1-for-75		1-for-75
Stockholders' Equity, Period Increase (Decrease)							$ 9,168,000	$ 9,168,000
Stock Issued During Period, Value, New Issues			$ 2,055,000		$ 2,055,001		$ 2,055,000
Debt Instrument, Increase (Decrease) for Period, Net			5,435,000		5,435,000
Amortization of Intangible Assets		$ 140,588	1,444	$ 0
Advertising Expense			917	6,543	19,394	$ 0
Research and Development Expense			62,662	$ 118,351	$ 394,000	$ 235,000
Original principal amount											$ 156,243
Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Value, New Issues			$ 2,055,000
Subsequent Event [Member] | April 2015 Note [Member]
Summary Of Significant Accounting Policy [Line Items]
Original principal amount	$ 125,000
Amount of financial instrument in which debt will be convertible	$ 100,000
Original issue discount (as a percent)	20.00%
Subsequent Event [Member] | May 2015 Note [Member]
Summary Of Significant Accounting Policy [Line Items]
Original principal amount									$ 150,000